Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 51,114,575	¥ 38,823,284	¥ 36,915,513	¥ 25,927,417
Borrowings, adjustment to interest rate basis	2.95%
Secured Deposits [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		¥ 485,400	¥ 1,344,000